Financial Instruments - Financing Facilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Unsecured Bank Loan Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Facility of unsecured bank loan and commercial paper payable, amount used	$ 722	$ 65
Facility of unsecured/secured bank loan and commercial paper payable, amount unused	56,862	61,620
Facility of unsecured bank loan and commercial paper payable	57,584	61,685
Secured loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Facility of secured bank loan facility, amount used	1,600	1,600
Facility of unsecured/secured bank loan and commercial paper payable, amount unused	0	0
Facility of secured bank loan facility	$ 1,600	$ 1,600